Borrowings - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest on contingent consideration	$ 16	$ 18
Interest on lease obligations	75	85
Interest and amortization of deferred financing costs on credit facility	0	12
Interest income	(110)	(117)
Net finance expense	$ (19)	$ (2)